Government Grants - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure Of Details of Government grants [Line Items]
Government grants	€ 1,421	€ 785
Government grants receivables	3,673		€ 4,049
Ministerio de Transportes, Movilidad y Agenda Urbana (MITMA) [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	2,854
Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI) [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	1,626
Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ) [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	614
Instituto de la Diversificación y Ahorro de la Energía (IDEA) [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	€ 421